Basis of Presentation and General Information (Predecessor)	11 Months Ended	12 Months Ended
	Nov. 29, 2021	Dec. 31, 2023
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1. Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of OceanPal Inc. (the ‘‘Company”, or “OceanPal”, or “OP”), and its wholly owned subsidiaries (collectively, the “Company”). OP was incorporated by Diana Shipping Inc. (“Diana Shipping” or “DSI”) on April 15, 2021, under the laws of the Republic of the Marshall Islands, having a share capital of 500 shares, par value $0.01 per share, issued to DSI. On June 24, 2021, OP filed a confidential registration statement on Form 20-F with the US Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934, to effect a spin-off of three of DSI’s vessel owning subsidiaries together with working capital in exchange of common and preferred stock to DSI’s stockholders and DSI, respectively (the “Spin-Off”) (Note 3(c)). On November 29, 2021, the registration statement was declared effective. Upon Spin-Off consummation, the Company’s articles of incorporation and bylaws were amended. Under the amended articles of incorporation, the Company’s authorized share capital increased from 500 to one billion shares of common stock at par value $0.01 and 100,000,000 preferred stock at par value $0.01. In June 2023, the Company’s articles of incorporation and bylaws were further amended.

The Company’s shares trade on the Nasdaq Capital Market under the ticker symbol “OP”.

Effective December 22, 2022, and June 8, 2023, the Company effected a one-for-ten and a one-for-twenty reverse stock split, respectively, on its then issued and outstanding common stock (Note 7(a)). All share and per share amounts disclosed in the accompanying consolidated financial statements give effect to these reverse stock splits, retroactively, as applicable, for all periods presented.

The comparative consolidated financial statements for the period from inception (April 15, 2021) through December 31, 2021, include only the accounts of OceanPal Inc. from inception date April 15, 2021 through November 29, 2021, as the accounts of the Company’s wholly owned subsidiaries have been consolidated from November 30, 2021 (i.e. upon the Spin-Off consummation and the acquisition of the three ship-owning subsidiaries by the Company) when the operation of the Company’s vessels under OceanPal Inc.’s ownership started. Operations prior to November 30, 2021, consisted principally of organizational expenses.

The Company is engaged in the ocean transportation of cargoes worldwide through the ownership and operation of vessels. Each of the vessels is owned through a separate wholly owned subsidiary. As of December 31, 2023, the Company was the sole owner of all outstanding shares of the following subsidiaries:

•	Cypres Enterprises Corp. (“Cypres”), a company incorporated in the Republic of Panama on September 7, 2000, owner of the 2004 built Panamax dry bulk carrier Protefs,
•	Darien Compania Armadora S.A. (“Darien”), a company incorporated in the Republic of Panama on December 22, 1993, owner of the 2005 built Panamax dry bulk carrier Calipso,
•	Marfort Navigation Company Limited (“Marfort”), a company incorporated in the Republic of Cyprus on August 10, 2007, owner of the 2005 built Capesize dry bulk carrier Salt Lake City,
•	Darrit Shipping Company Inc. (“Darrit”), a company incorporated in the Republic of the Marshall Islands on June 02, 2022, owner of the 2005 built Capesize dry bulk carrier Baltimore, and
•	Fiji Shipping Company Inc. (“Fiji”), a company incorporated in the Republic of the Marshall Islands on January 27, 2023, owner of the 2005 built Panamax dry bulk carrier Melia (Notes 3(c) and 5).

The Company operates its own fleet through Diana Wilhelmsen Management Limited (or “DWM”) (Note 3(a)) and Steamship Shipbroking Enterprises Inc. (or “Steamship”) (Note 3(b)).

Uncertainties caused by worldwide health and geopolitical events: As of December 31, 2023, COVID-19 was no longer considered a global health emergency, however the ongoing public health concerns from the COVID-19 pandemic continue to unfold. Additionally, the ongoing conflict between Russia and the Ukraine, has disrupted supply chains and caused instability in the energy markets and the global economy, which have experienced significant volatility. In particular, the conflict in Ukraine and related sanctions measures imposed against Russia has and is disrupting energy production and trade patterns, including shipping in the Black Sea and elsewhere, and has also impacted the price of certain dry bulk goods, such as grain, as well as energy and fuel prices. Notably, various jurisdictions have imposed sanctions against Russia directly targeting the maritime transport of goods originating from Russia, such as of oil products and agricultural commodities such as potash. Further, on October 7, 2023, an ongoing armed conflict between Israel and the Palestinian militant group Hamas, which the United States and the European Union classify as a terrorist organization, has been taking place in and around the Gaza Strip, and there has been a notable uptick in hostilities in the Middle East, including reports of vessel hijacking incidents and missile attacks on vessels from threat actors in the Gulf of Aden and the Red Sea. To date, no apparent consequences have been identified on the Company’s business, or counterparties, by COVID-19 or the armed conflicts in Ukraine and the Gaza Strip and their implications. None of the Company’s contracts have been affected by the events in Ukraine and Gaza.

Given the dynamic nature of these circumstances, and as volatility continues, the full extent of the repercussions of the ongoing COVID-19 global pandemic and/or the Russo-Ukrainian and Israel-Hamas armed conflicts, and/or other ongoing hostilities occurring in the Middle East, including in the Gulf of Aden and the Red Sea,  may have either a direct or indirect impact on the industry and on the Company’s business which is difficult to be predicted, insofar as it is possible that in the future third parties with whom the Company has or will have contracts that may be impacted by such events, i.e. current or future sanctions’ measures imposed in connection with the conflicts. The related financial reporting implications cannot be reasonably estimated at this time, although they could materially affect the Company’s business, results of operations and financial condition in the future. As a result, certain of the Company’s estimates and assumptions carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, the Company’s estimates may change in future periods. The overall impact on the Company’s business, and the efficacy of any measures the Company takes in response to the challenges presented by these geopolitical events, will depend on how those events will further develop, the duration and extent of the restrictive measures that are associated with such events and their impact on global economy and trade, which is still uncertain. The Company is constantly monitoring the developing situation, as well as its charterers’ and other counterparties’ response to the market and continuously evaluates the effect on its operations. Also, the Company monitors inflation in the United States of America, Eurozone and other countries, including ongoing global prices pressures that are driving up energy and commodity prices in the wake of the armed conflicts in Ukraine and the Middle East, which continue to have a moderate effect on the Company’s operating expenses.

OceanPal Inc. Predecessors [Member]
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1. Basis of Presentation and General Information
OceanPal Inc., (the “Company”, or “OceanPal”), was incorporated by Diana Shipping Inc. (or ”DSI” or “Parent”), as a wholly owned subsidiary, on April 15, 2021 under the laws of the Republic of the Marshall Islands, having an authorized share capital of 500 shares, par value $0.01 per share, issued to the Parent. The Company was formed to serve as the holding company of the following three of the Parent’s vessel-owning subsidiaries (the “Subsidiaries”, or “OceanPal Inc. Predecessors”):
●	Cypres Enterprises Corp., a company incorporated in the Republic of Panama on September 7, 2000, owner of the 2004 built Panamax dry bulk carrier Protefs,
●	Darien Compania Armadora S.A., a company incorporated in the Republic of Panama on December 22, 1993, owner of the 2005 built Panamax dry bulk carrier Calipso and
●	Marfort Navigation Company Limited, a company incorporated in the Republic of Cyprus on August 10, 2007, owner of the 2005 built Capesize dry bulk carrier Salt Lake City;

As of November 29, 2021, the Parent contributed the Subsidiaries to OceanPal and, as the sole shareholder of the Company, distributed the Company’s common shares to its shareholders on a pro rata basis upon consummation of a spin-off transaction (Note 9 (a)).
The accompanying predecessor combined carve-out financial statements are those of the Subsidiaries for the period presented using the historical carrying costs of the assets and the liabilities of the ship-owning companies above from the dates of their incorporation.
The Company is a global provider of shipping transportation services, specializing in the ownership of vessels. Each of our vessels is owned through a separate wholly-owned subsidiary.
In 2020, the outbreak of the COVID-19 virus had a negative effect on the global economy and has adversely impacted the international dry-bulk shipping industry in which the OceanPal Inc. Predecessors operated. The impact of the outbreak of COVID-19 virus resulted in low time charter rates throughout the year, decreased revenues and increased crew and dry-docking costs. For 2021, there were signs of improvement in the dry-bulk market and overall operations, though the impact of the outbreak of COVID-19 is still present. As the situation continues to evolve, it is difficult to predict the long-term impact of the pandemic on the industry. As a result, many of the estimates and assumptions, mainly future revenues for unfixed days, carry a higher degree of variability and volatility. The Company is constantly monitoring the developing situation, as well as charterers’ response to the severe market disruption and is taking necessary precautions to address and mitigate, to the extent possible, the impact of COVID-19 to the Company.